The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia India Infrastructure ETF, Columbia India Small Cap ETF and Columbia Emerging Markets Consumer ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 14, 2018 (Accession No. 0001193125-18-349870), which is incorporated herein by reference.